SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT Debt (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Maturities of Debt
2018		$ 100
2019		50
2020		235
2021		0
2022		721
2023 and thereafter		4,035
Fair Value Disclosures [Abstract]
Fair value of long-term debt and debt maturing within one year, excluding revolving and term loan credit agreements and commercial paper	$ 5,161	5,192	$ 4,306
Book value of long-term debt and debt maturing within one year, net of discount and deferred financing fees and excluding revolving and term loan credit agreements and commercial paper	4,954	4,830	4,112
Book value of revolving credit agreements and term loan credit agreements	$ 259	271	334
ITC Holdings
Maturities of Debt
2018		0
2019		0
2020		200
2021		0
2022		500
2023 and thereafter		2,050
Total		2,750
Fair Value Disclosures [Abstract]
Fair value of long-term debt and debt maturing within one year, excluding revolving and term loan credit agreements and commercial paper		2,908	2,297
Book value of long-term debt and debt maturing within one year, net of discount and deferred financing fees and excluding revolving and term loan credit agreements and commercial paper		2,728	2,169
Book value of revolving credit agreements and term loan credit agreements		0	73
Commercial paper		$ 0	$ 145	[1]

[1]	As of December?31, 2017 and 2016, there was $100 million and $235 million, respectively, of debt included within debt maturing within one year that is classified as a current liability in the consolidated statements of financial position.